Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of June 30, 2026 and 2025:

	2026	2025
Accounts receivable	$235,060	$229,012
Less: allowance for credit loss	(215,261)	(221,032)
Accounts receivable, net	$19,799	$7,980

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable

Changes of allowance for credit loss for accounts receivable for the years ended June 30, 2026 and 2025 are as follows:

	2026	2025

Beginning balance	$221,032	$122,510
Additions	-	105,212
Reversal	(16,623)	-
Exchange rate difference	10,852	(6,690)
Ending balance	$215,261	$221,032